Business Disposal (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 20, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Business Disposal [Abstract]
Notes payable	$ 2,000,000
Gain on sale of business	467,049		$ 467,049		$ 467,049	$ 467,049
Disposed of goodwill	$ 125,508					$ 125,508